Cover	Apr. 23, 2025
Cover [Abstract]
Entity Registrant Name	ROLLINS, INC.
Document Type	8-K
Entity Incorporation, State or Country Code	DE
Entity File Number	1-4422
Entity Tax Identification Number	51-0068479
Entity Address, Address Line One	2170 Piedmont Road, N.E.,
Entity Address, City or Town	Atlanta
Entity Address, State or Province	GA
City Area Code	(404)
Local Phone Number	888-2000
Document Period End Date	Apr. 23, 2025
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $1.00 Par Value Per Share
Trading Symbol	ROL
Security Exchange Name	NYSE
Entity Central Index Key	0000084839
Amendment Flag	false
Entity Address, Postal Zip Code	30324
Entity Emerging Growth Company	false